Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 23, 2011
Registrant Name	dei_EntityRegistrantName	SUNAMERICA SENIOR FLOATING RATE FUND INC
Central Index Key	dei_EntityCentralIndexKey	0001059040
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 23, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jun. 23, 2011
Prospectus Date	rr_ProspectusDate	Apr. 29, 2011